GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the "Company") is a leading global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive secure end-to-end solutions, end-to-end services for mission-critical operations, powered by its innovative technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas, Electronically Steerable Antenna (“ESA”) and high efficiency, high power Solid State Power Amplifiers ("SSPAs"), Block Upconverters ("BUCs"), Transceivers, transportable and portable terminals for defense forces and field services. The Company’s comprehensive solutions support multiple applications with a full portfolio of products to address key applications including broadband internet access, cellular backhaul over satellite, enterprise, social inclusion solutions, In-Flight Connectivity ("IFC"), maritime, trains, defense and public safety, all while meeting the most stringent service level requirements. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and other networks that it installs, mainly based on Build Operate Transfer ("BOT") and Build Own Operate ("BOO") contracts. In these projects, the Company builds telecommunication infrastructure typically using fiber-optic and wireless technologies for the broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

b.
The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.	The Company has three major customers which accounted for 38% of its revenues in the year ended December 31, 2024 (see Note 15d).

d.

On June 17, 2024, the Company signed a definitive agreement to acquire 100% of the membership interests of Stellar Blu Solutions LLC. (“SBS”), a leading U.S.-based avionics solution provider of next-generation SATCOM terminal solutions. The closing of the transaction was subject to certain regulatory approvals, including the receipt of clearance of the Committee on Foreign Investment in the United States (CFIUS) and other customary closing conditions. In January 2025, the Company completed the acquisition of SBS. For additional information, see Note 19.

e.

Against the backdrop of the military conflict of Russia and Ukraine and the rising tensions between the U.S. and other countries, on the one hand, and Russia, on the other hand, major economic sanctions and export controls restrictions on Russia and various Russian entities were imposed by the U.S., European Union and the United Kingdom commencing February 2022, and additional sanctions and restrictions may be imposed in the future. These sanctions and restrictions restricted the Company’s business in Russia, which mainly included exports to Russia, and had delayed the Company from performing money transfers from Russia due to banking regulations. In 2024, the Company wound down its business in Russia. While the Company’s business in Russia was limited in scope, the decision to wind-down the business caused a reduction in the Company’s sales and financial results. The costs associated with winding down the Company’s activities in the Russian market have been included in Other operating expenses (income), net and Cost of revenues in the Company’s consolidated statements of income (loss).